Average Annual Total Returns	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 10 years	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 1 year	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 5 years	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 10 years	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 1 year	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 5 years	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class C 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class C 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class C 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class I 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class I 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class I 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class R6 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Balanced Fund Class R 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class R 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class R Lifetime	Prospectus #1 Delaware Ivy Balanced Fund Class R Inception Date	Prospectus #1 Delaware Ivy Balanced Fund Class Y 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class Y 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class Y 10 years	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 1 year	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 5 years	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Core Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Lifetime	Prospectus #1 Delaware Ivy Core Equity Fund Class R Inception Date	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Lifetime	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Inception Date	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 10 years	Prospectus #1 Delaware Climate Solutions Fund S&P 1500 Energy Sector Index 1 year	Prospectus #1 Delaware Climate Solutions Fund S&P 1500 Energy Sector Index 5 years	Prospectus #1 Delaware Climate Solutions Fund S&P 1500 Energy Sector Index 10 years	Prospectus #1 Delaware Climate Solutions Fund Class A 1 year	Prospectus #1 Delaware Climate Solutions Fund Class A 5 years	Prospectus #1 Delaware Climate Solutions Fund Class A 10 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Climate Solutions Fund Class C 1 year	Prospectus #1 Delaware Climate Solutions Fund Class C 5 years	Prospectus #1 Delaware Climate Solutions Fund Class C 10 years	Prospectus #1 Delaware Climate Solutions Fund Class I 1 year	Prospectus #1 Delaware Climate Solutions Fund Class I 5 years	Prospectus #1 Delaware Climate Solutions Fund Class I 10 years	Prospectus #1 Delaware Climate Solutions Fund Class R6 1 year	Prospectus #1 Delaware Climate Solutions Fund Class R6 5 years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Lifetime	Prospectus #1 Delaware Climate Solutions Fund Class R6 Inception Date	Prospectus #1 Delaware Climate Solutions Fund Class R 1 year	Prospectus #1 Delaware Climate Solutions Fund Class R 5 years	Prospectus #1 Delaware Climate Solutions Fund Class R Lifetime	Prospectus #1 Delaware Climate Solutions Fund Class R Inception Date	Prospectus #1 Delaware Climate Solutions Fund Class Y 1 year	Prospectus #1 Delaware Climate Solutions Fund Class Y 5 years	Prospectus #1 Delaware Climate Solutions Fund Class Y 10 years	Prospectus #1 Delaware Global Value Equity Fund MSCI World Index (net) 1 year	Prospectus #1 Delaware Global Value Equity Fund MSCI World Index (net) 5 years	Prospectus #1 Delaware Global Value Equity Fund MSCI World Index (net) Lifetime	Prospectus #1 Delaware Global Value Equity Fund MSCI World Index (net) Inception Date	Prospectus #1 Delaware Global Value Equity Fund FTSE All-World High Dividend Yield Index 1 year	Prospectus #1 Delaware Global Value Equity Fund FTSE All-World High Dividend Yield Index 5 years	Prospectus #1 Delaware Global Value Equity Fund FTSE All-World High Dividend Yield Index Lifetime	Prospectus #1 Delaware Global Value Equity Fund FTSE All-World High Dividend Yield Index Inception Date	Prospectus #1 Delaware Global Value Equity Fund Class A 1 year	Prospectus #1 Delaware Global Value Equity Fund Class A 5 years	Prospectus #1 Delaware Global Value Equity Fund Class A Lifetime	Prospectus #1 Delaware Global Value Equity Fund Class A Inception Date	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Global Value Equity Fund Class C 1 year	Prospectus #1 Delaware Global Value Equity Fund Class C 5 years	Prospectus #1 Delaware Global Value Equity Fund Class C Lifetime	Prospectus #1 Delaware Global Value Equity Fund Class C Inception Date	Prospectus #1 Delaware Global Value Equity Fund Class I 1 year	Prospectus #1 Delaware Global Value Equity Fund Class I 5 years	Prospectus #1 Delaware Global Value Equity Fund Class I Lifetime	Prospectus #1 Delaware Global Value Equity Fund Class I Inception Date	Prospectus #1 Delaware Global Value Equity Fund Class R6 1 year	Prospectus #1 Delaware Global Value Equity Fund Class R6 5 years	Prospectus #1 Delaware Global Value Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Global Value Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Global Value Equity Fund Class R 1 year	Prospectus #1 Delaware Global Value Equity Fund Class R 5 years	Prospectus #1 Delaware Global Value Equity Fund Class R Lifetime	Prospectus #1 Delaware Global Value Equity Fund Class R Inception Date	Prospectus #1 Delaware Global Value Equity Fund Class Y 1 year	Prospectus #1 Delaware Global Value Equity Fund Class Y 5 years	Prospectus #1 Delaware Global Value Equity Fund Class Y Lifetime	Prospectus #1 Delaware Global Value Equity Fund Class Y Inception Date	Prospectus #1 Delaware Ivy Global Growth Fund MSCI World Index 1 year	Prospectus #1 Delaware Ivy Global Growth Fund MSCI World Index 5 years	Prospectus #1 Delaware Ivy Global Growth Fund MSCI World Index 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Global Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Lifetime	Prospectus #1 Delaware Ivy Global Growth Fund Class R Inception Date	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy International Core Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Lifetime	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Inception Date	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap Growth Index 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap Growth Index 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap Growth Index 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Inception Date	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index Inception Date	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Lifetime	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2500® Index 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2500® Index 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2500® Index 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2000 Index 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2000 Index 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2000 Index 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Lifetime	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Inception Date	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000 Growth Index 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000 Growth Index 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000 Growth Index 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy Value Fund Russell 1000® Value Index 1 year	Prospectus #1 Delaware Ivy Value Fund Russell 1000® Value Index 5 years	Prospectus #1 Delaware Ivy Value Fund Russell 1000® Value Index 10 years	Prospectus #1 Delaware Ivy Value Fund Class A 1 year	Prospectus #1 Delaware Ivy Value Fund Class A 5 years	Prospectus #1 Delaware Ivy Value Fund Class A 10 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Value Fund Class C 1 year	Prospectus #1 Delaware Ivy Value Fund Class C 5 years	Prospectus #1 Delaware Ivy Value Fund Class C 10 years	Prospectus #1 Delaware Ivy Value Fund Class I 1 year	Prospectus #1 Delaware Ivy Value Fund Class I 5 years	Prospectus #1 Delaware Ivy Value Fund Class I 10 years	Prospectus #1 Delaware Ivy Value Fund Class R6 1 year	Prospectus #1 Delaware Ivy Value Fund Class R6 5 years	Prospectus #1 Delaware Ivy Value Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Value Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Value Fund Class R 1 year	Prospectus #1 Delaware Ivy Value Fund Class R 5 years	Prospectus #1 Delaware Ivy Value Fund Class R Lifetime	Prospectus #1 Delaware Ivy Value Fund Class R Inception Date	Prospectus #1 Delaware Ivy Value Fund Class Y 1 year	Prospectus #1 Delaware Ivy Value Fund Class Y 5 years	Prospectus #1 Delaware Ivy Value Fund Class Y 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate 1-10yr TR, Hedged to USD 1 year		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate 1-10yr TR, Hedged to USD 5 years		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate 1-10yr TR, Hedged to USD 10 years		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg US Universal Index 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg US Universal Index 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg US Universal Index 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Global Bond Fund Class R 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class R 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Lifetime	Prospectus #2 Delaware Ivy Global Bond Fund Class R Inception Date	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 10 years	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Index 1 year	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Index 5 years	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Index 10 years	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 1 year	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 5 years	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy High Income Fund Class C 1 year	Prospectus #2 Delaware Ivy High Income Fund Class C 5 years	Prospectus #2 Delaware Ivy High Income Fund Class C 10 years	Prospectus #2 Delaware Ivy High Income Fund Class I 1 year	Prospectus #2 Delaware Ivy High Income Fund Class I 5 years	Prospectus #2 Delaware Ivy High Income Fund Class I 10 years	Prospectus #2 Delaware Ivy High Income Fund Class R6 1 year	Prospectus #2 Delaware Ivy High Income Fund Class R6 5 years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy High Income Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy High Income Fund Class R 1 year	Prospectus #2 Delaware Ivy High Income Fund Class R 5 years	Prospectus #2 Delaware Ivy High Income Fund Class R Lifetime	Prospectus #2 Delaware Ivy High Income Fund Class R Inception Date	Prospectus #2 Delaware Ivy High Income Fund Class Y 1 year	Prospectus #2 Delaware Ivy High Income Fund Class Y 5 years	Prospectus #2 Delaware Ivy High Income Fund Class Y 10 years	Prospectus #2 Delaware Global Real Estate Fund FTSE EPRA Nareit Developed Index 1 year	Prospectus #2 Delaware Global Real Estate Fund FTSE EPRA Nareit Developed Index 5 years	Prospectus #2 Delaware Global Real Estate Fund FTSE EPRA Nareit Developed Index Lifetime	Prospectus #2 Delaware Global Real Estate Fund FTSE EPRA Nareit Developed Index Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class A 1 year	Prospectus #2 Delaware Global Real Estate Fund Class A 5 years	Prospectus #2 Delaware Global Real Estate Fund Class A Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class A Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class C 1 year	Prospectus #2 Delaware Global Real Estate Fund Class C 5 years	Prospectus #2 Delaware Global Real Estate Fund Class C Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class C Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class I 1 year	Prospectus #2 Delaware Global Real Estate Fund Class I 5 years	Prospectus #2 Delaware Global Real Estate Fund Class I Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class I Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class R6 1 year	Prospectus #2 Delaware Global Real Estate Fund Class R6 5 years	Prospectus #2 Delaware Global Real Estate Fund Class R6 Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class R6 Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class R 1 year	Prospectus #2 Delaware Global Real Estate Fund Class R 5 years	Prospectus #2 Delaware Global Real Estate Fund Class R Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class R Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class Y 1 year	Prospectus #2 Delaware Global Real Estate Fund Class Y 5 years	Prospectus #2 Delaware Global Real Estate Fund Class Y Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class Y Inception Date	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Lifetime	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Inception Date	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund MSCI ACWI (All Country World Index) ex USA Index 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund MSCI ACWI (All Country World Index) ex USA Index 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund MSCI ACWI (All Country World Index) ex USA Index 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Lifetime	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Inception Date	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal High Yield Index 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal High Yield Index 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal High Yield Index 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P North American Natural Resources Sector Index 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund S&P North American Natural Resources Sector Index 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P North American Natural Resources Sector Index 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 10 years	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years	Prospectus #2 Delaware Ivy International Value Fund Class A 1 year	Prospectus #2 Delaware Ivy International Value Fund Class A 5 years	Prospectus #2 Delaware Ivy International Value Fund Class A 10 years	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy International Value Fund Class C 1 year	Prospectus #2 Delaware Ivy International Value Fund Class C 5 years	Prospectus #2 Delaware Ivy International Value Fund Class C 10 years	Prospectus #2 Delaware Ivy International Value Fund Class I 1 year	Prospectus #2 Delaware Ivy International Value Fund Class I 5 years	Prospectus #2 Delaware Ivy International Value Fund Class I 10 years	Prospectus #2 Delaware Ivy International Value Fund Class R6 1 year	Prospectus #2 Delaware Ivy International Value Fund Class R6 5 years	Prospectus #2 Delaware Ivy International Value Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy International Value Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy International Value Fund Class R 1 year	Prospectus #2 Delaware Ivy International Value Fund Class R 5 years	Prospectus #2 Delaware Ivy International Value Fund Class R Lifetime	Prospectus #2 Delaware Ivy International Value Fund Class R Inception Date	Prospectus #2 Delaware Ivy International Value Fund Class Y 1 year	Prospectus #2 Delaware Ivy International Value Fund Class Y 5 years	Prospectus #2 Delaware Ivy International Value Fund Class Y 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Bloomberg US Aggregate Bond Index 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Bloomberg US Aggregate Bond Index 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Bloomberg US Aggregate Bond Index 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Core Bond Fund Class R 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class R 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class R Lifetime	Prospectus #2 Delaware Ivy Core Bond Fund Class R Inception Date	Prospectus #2 Delaware Ivy Core Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class Y 10 years	Prospectus #2 Delaware Real Estate Securities Fund FTSE Nareit Equity REITs Index 1 year	Prospectus #2 Delaware Real Estate Securities Fund FTSE Nareit Equity REITs Index 5 years	Prospectus #2 Delaware Real Estate Securities Fund FTSE Nareit Equity REITs Index 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class A 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class A 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class A 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class C 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class C 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class C 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class I 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class I 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class I 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class R6 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Lifetime	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Inception Date	Prospectus #2 Delaware Real Estate Securities Fund Class R 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class R 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class R 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class Y 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class Y 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class Y 10 years
Total	none	none	none	9.81%	11.15%	7.55%	6.70%	8.94%	5.85%	7.36%	8.33%	5.70%	11.92%	11.12%	7.32%	14.03%	12.24%	8.30%	14.20%	14.20%	5.75%	Jul. 31, 2014	13.34%	13.34%	7.56%	13.80%	13.80%	7.95%	none	none	none	none	none	none	12.20%	11.02%	9.70%	9.30%	8.84%	8.21%	9.10%	8.30%	7.61%	14.36%	11.00%	9.49%	16.46%	12.07%	10.37%	16.62%	12.25%	9.18%	Jul. 31, 2014	15.78%	11.41%	9.51%	Dec. 19, 2012	16.23%	11.81%	10.10%	none	none	none	24.42%	17.93%	14.86%	20.71%	15.38%	12.92%	16.63%	13.82%	11.85%	26.88%	17.79%	14.55%	29.22%	19.05%	15.58%	29.44%	19.22%	13.94%	Jul. 31, 2014	28.42%	18.33%	14.49%	Dec. 19, 2012	29.14%	19.02%	15.54%	none	none	none	none	none	none	(8.02%)	11.81%	7.99%	(8.03%)	11.65%	7.84%	(4.56%)	9.41%	6.48%	(6.34%)	11.84%	7.72%	(4.38%)	13.09%	8.82%	(4.31%)	13.14%	7.94%	Jul. 31, 2014	(5.04%)	12.29%	7.36%	Dec. 19, 2012	(4.70%)	12.69%	8.48%	none	none	none	38.31%	(12.86%)	(5.08%)	37.81%	(13.03%)	(5.17%)	23.03%	(9.11%)	(3.64%)	41.46%	(12.85%)	(5.24%)	44.04%	(11.89%)	(4.36%)	43.98%	(11.85%)	(10.51%)	Jul. 31, 2014	42.64%	(12.54%)	(5.63%)	Dec. 19, 2012	43.32%	(12.19%)	(4.64%)	none	none	none	Jun. 04, 2012	none	none	none	Jun. 04, 2012	12.73%	8.89%	9.17%	Jun. 04, 2012	10.42%	7.11%	7.62%	8.86%	6.62%	7.07%	14.88%	8.88%	8.96%	Jun. 04, 2012	17.11%	10.01%	9.94%	Jun. 04, 2012	17.25%	10.16%	7.38%	Jul. 31, 2014	16.40%	9.35%	8.05%	Dec. 19, 2012	16.82%	9.73%	9.66%	Jun. 04, 2012	none	none	none	13.33%	14.89%	10.85%	11.54%	13.21%	9.90%	9.13%	11.60%	8.76%	15.36%	14.73%	10.54%	17.68%	16.02%	11.61%	17.86%	16.20%	10.38%	Jul. 31, 2014	16.98%	15.33%	10.18%	Dec. 19, 2012	17.46%	15.73%	11.32%	none	none	none	none	none	none	9.97%	7.04%	7.24%	9.37%	6.19%	6.37%	6.37%	5.33%	5.64%	12.23%	7.08%	7.05%	14.49%	8.26%	8.04%	14.51%	8.30%	5.03%	Jul. 31, 2014	13.64%	7.50%	6.69%	Dec. 19, 2012	14.10%	7.88%	7.71%	none	none	none	25.61%	24.17%	18.18%	22.46%	21.50%	16.10%	16.55%	19.05%	14.69%	28.04%	24.08%	17.90%	30.52%	25.43%	18.93%	30.57%	25.52%	19.06%	Jul. 31, 2014	29.61%	24.59%	18.19%	30.19%	25.09%	18.67%	none	none	none	12.45%	23.91%	16.49%	9.02%	21.32%	14.48%	9.28%	18.99%	13.23%	14.61%	23.87%	16.23%	16.90%	25.23%	17.29%	16.91%	25.30%	17.69%	Jul. 31, 2014	16.04%	24.35%	16.53%	16.53%	24.81%	16.96%	Oct. 01, 2014	none	none	none	Oct. 01, 2014	20.91%	11.96%	11.81%	19.95%	11.29%	11.24%	12.94%	9.36%	9.45%	23.34%	11.94%	11.54%	25.77%	13.18%	12.75%	25.77%	13.23%	12.79%	24.86%	12.39%	11.95%	25.33%	12.79%	12.37%	none	none	none	11.38%	23.47%	18.94%	3.16%	19.44%	16.78%	12.15%	18.50%	15.80%	13.83%	23.41%	18.68%	15.64%	24.61%	19.67%	15.80%	24.80%	16.46%	Jul. 31, 2014	14.95%	23.88%	18.96%	15.43%	24.35%	19.40%	none	none	none	none	none	none	16.64%	9.42%	12.24%	10.27%	7.27%	9.90%	11.26%	6.77%	9.29%	19.05%	9.44%	12.03%	21.42%	10.69%	13.15%	21.38%	10.75%	10.90%	Jul. 31, 2014	20.50%	9.92%	11.78%	Dec. 19, 2012	20.93%	10.30%	12.80%	none	none	none	0.38%	15.33%	14.24%	(7.15%)	11.34%	11.28%	4.13%	11.57%	11.12%	2.52%	15.28%	14.03%	4.33%	16.56%	15.07%	4.34%	16.62%	13.90%	Jul. 31, 2014	3.57%	15.76%	14.34%	3.96%	16.17%	14.74%	none	none	none	26.61%	11.00%	12.14%	23.27%	9.25%	10.51%	17.51%	8.38%	9.63%	29.11%	10.95%	11.91%	31.52%	12.12%	12.89%	31.70%	12.29%	9.71%	Jul. 31, 2014	31.01%	11.47%	11.51%	Dec. 19, 2012	31.24%	11.74%	12.57%	none	[1]	none	[1]	none	[1]	none	none	none	(3.57%)	3.21%	2.80%	(4.59%)	2.18%	1.62%	(2.11%)	2.02%	1.64%	(2.80%)	2.95%	2.45%	(0.87%)	3.97%	3.32%	(0.83%)	3.99%	2.82%	Jul. 31, 2014	(1.56%)	3.23%	2.15%	Dec. 19, 2012	(1.08%)	3.74%	3.07%	none	none	none	none	none	none	4.10%	5.08%	6.12%	1.34%	2.20%	2.95%	2.37%	2.58%	3.27%	5.00%	4.87%	5.79%	7.00%	5.85%	6.64%	7.15%	6.01%	4.96%	Jul. 31, 2014	6.35%	5.22%	4.91%	Dec. 19, 2012	6.78%	5.62%	6.39%	none	none	none	Apr. 01, 2013	22.27%	7.46%	5.56%	Apr. 01, 2013	20.76%	5.99%	4.25%	13.15%	5.18%	3.76%	24.95%	7.49%	5.08%	Apr. 01, 2013	27.22%	8.74%	6.20%	Apr. 01, 2013	27.20%	none	9.08%	Jul. 05, 2017	26.31%	7.92%	5.47%	Apr. 01, 2013	26.66%	8.30%	6.14%	Apr. 01, 2013	none	none	none	(3.04%)	1.40%	1.22%	(3.46%)	0.72%	0.55%	(1.81%)	0.78%	0.65%	(2.34%)	1.16%	0.88%	(0.40%)	2.15%	1.72%	(0.24%)	2.31%	2.01%	Jul. 31, 2014	(1.00%)	1.55%	1.00%	Dec. 19, 2012	(0.60%)	1.92%	1.48%	none	none	none	4.66%	8.58%	7.21%	4.02%	7.51%	6.54%	3.17%	6.52%	5.69%	6.87%	8.76%	6.99%	8.81%	9.65%	7.87%	8.71%	none	7.69%	Jul. 05, 2017	8.34%	9.21%	6.57%	Dec. 19, 2012	8.51%	9.46%	7.69%	none	none	none	(1.15%)	2.42%	2.63%	(1.38%)	2.37%	2.60%	0.22%	2.48%	2.64%	(0.44%)	2.07%	2.25%	1.54%	3.09%	3.07%	1.66%	none	3.09%	Jul. 05, 2017	none	none	none	none	none	none	2.48%	3.63%	4.07%	2.45%	3.62%	4.05%	2.75%	3.65%	4.06%	3.36%	3.43%	3.73%	5.39%	4.42%	4.56%	5.40%	none	4.39%	Jul. 05, 2017	5.10%	4.16%	4.34%	none	none	none	21.60%	(1.81%)	(1.94%)	20.93%	(2.07%)	(2.08%)	13.24%	(1.43%)	(1.48%)	24.35%	(1.72%)	(2.07%)	26.95%	(0.52%)	(1.06%)	27.05%	(0.37%)	(3.77%)	Jul. 31, 2014	26.20%	(1.09%)	(1.64%)	26.56%	(0.76%)	(1.30%)	none	none	none	none	none	none	7.11%	5.29%	6.78%	6.69%	4.31%	6.25%	4.79%	3.93%	5.37%	9.14%	5.32%	6.64%	11.42%	6.48%	7.65%	11.58%	6.66%	3.38%	Jul. 31, 2014	10.78%	5.88%	5.45%	Dec. 19, 2012	11.13%	6.22%	7.39%	none	none	none	(2.80%)	3.26%	3.19%	(3.61%)	1.97%	1.95%	(1.63%)	1.95%	1.91%	(2.10%)	3.02%	2.84%	0.07%	4.26%	3.85%	0.07%	4.26%	3.75%	Jul. 31, 2014	(0.69%)	3.48%	2.78%	Dec. 19, 2012	(0.35%)	3.83%	3.50%	none	none	none	38.58%	10.53%	10.64%	33.73%	8.05%	8.70%	24.56%	7.59%	8.05%	41.28%	10.41%	10.37%	44.01%	11.72%	11.49%	44.22%	11.89%	10.88%	Jul. 31, 2014	43.19%	11.05%	10.82%	43.74%	11.48%	11.25%

[1]	Effective November 15, 2021, the Fund’s new benchmark index is Bloomberg Global Aggregate 1-10yr TR, Hedged to USD. The Manager believes that this index is more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the previous benchmark index. Both the new benchmark index and the Fund’s previous benchmark index noted above are included in this Prospectus for comparison purposes.